PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥5,097,921	¥5,097,920	$801,382
Office equipment and fixtures	1,385,084	1,481,943	232,958
Production equipment	30,559,275	30,695,149	4,825,205
Total property and equipment	37,042,280	37,275,012	5,859,545
Less: accumulated depreciation	(9,135,200)	(10,387,871)	(1,632,949)
Less: Impairment for property and equipment	(768,312)	(768,312)	(120,777)
Property and equipment, net	¥27,138,768	¥26,118,829	$4,105,819